Revenue and other operating income	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue and other operating income	Revenue and other operating income
In the following table, revenue is disaggregated by type of contract

	June 30, 2025
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Other	Total
Pool Revenue	64,766	—	—	8,861	—	—	73,627	—	—	—	73,627
Spot Voyages	91,206	183,653	—	—	—	—	274,859	—	—	—	274,860
Revenue from contracts with customers	155,972	183,653	—	8,861	—	—	348,486	—	—	—	348,486
Time Charters	107,212	108,744	21,571	14,496	21,461	882	274,366	—	—	—	274,366
Lease income	107,212	108,744	21,571	14,496	21,461	882	274,366	—	—	—	274,366
Other	—	—	—	—	—	—	—	—	—	—	—
Total revenue	263,184	292,397	21,571	23,357	21,461	882	622,852	—	—	—	622,852

Other income	15,729	586	—	—	—	1,864	18,179	131	10,424	(8,579)	20,155

	June 30, 2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Other	Total
Pool Revenue	113,125	—	—	8,889	—	—	122,014	—	—	—	122,014
Spot Voyages	219,780	29,705	—	—	—	—	249,485	—	—	—	249,485
Revenue from contracts with customers	332,905	29,705	—	8,889	—	—	371,499	—	—	—	371,499
Time Charters	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878
Lease income	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878
Total revenue	425,189	29,881	9,011	10,683	17,060	553	492,377	—	—	—	492,377

Other income	35,774	1,130	263	—	—	754	37,921	362	841	(879)	38,245
The increase in total revenue for the period is primarily attributable to higher spot market revenue, driven by an increase in the number of vessels in the fleet. This expansion is mainly the result of the acquisition of Golden Ocean, which became effective as of March 12, 2025. In addition, 10 newbuild drybulk vessels were delivered and added to the fleet since June 30, 2024. The increase in the number of dry bulk vessels fully offsets the decline in spot revenue from the tanker division, which was primarily attributable to a reduced number of tanker vessels in the fleet.
Spot revenue growth was partially offset by a decrease in pool revenue, primarily due to a reduction in the number of tanker vessels active in the pool.
Time charter revenue increased compared to the same period in the prior year, mainly due to the higher number of vessels employed on time charter, including those acquired through the Golden Ocean transaction.
Other operating income comprises revenues related to the day-to-day commercial operation of the fleet that are not directly attributable to specific voyages. The decrease in other operating income during the first half of 2025 is mainly the result of non-recurring items recognized in the first half of 2024. These included the gain on the sale of Euronav Ship Management Hellas, liquidated damages received in connection with the sale of the N-class vessels (Noble, Nectar, and Newton), and claim settlements.